Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Non-Current Assets [Abstract]
Long-term rental deposits	¥ 45,088,451	¥ 53,966,563
Creditable input VAT	42,962,154
Total	¥ 88,050,605	¥ 53,966,563